Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Trade payables	$ 47,138	$ 45,344
Royalties payable	4,896	4,612
Other accounts payable and trade related accruals	29,690	48,767
Payroll and related benefits	29,329	24,971
Severance accruals	1,092	688
Other taxes payable	3,439	1,791
Advances on concentrate inventory	0	33
Other	24,114	17,296
Trade and other current payables	$ 139,698	$ 143,502